Private Placement Warrants (Tables)	12 Months Ended
Dec. 31, 2025
Private Placement Warrants [Abstract]
Schedule of Inputs and Assumptions Including Volatility	The following reflects the inputs and assumptions used:
	For the Years Ended December 31,
	2025	2024

Stock price	$2.55	$2.87
Exercise price	$115.0	$115.00
Risk-free interest rate	4.39%	4.23%
Expected term (in years)	0.12	1.12
Expected dividend yield	0%	0%
Expected volatility	83.5%	95.1%